Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes [1]	Fees	Total Payments
Total	$ 11,182,962	$ 546,419	$ 11,729,381
UNITED STATES | U.S. Federal Government [Member]
Total	$ 11,182,962	$ 546,419	$ 11,729,381

[1]	*Represents payments at the entity level of U.S. federal income taxes.